Business Services Account BSA Program [Member] Average Annual Total Returns - UBS RMA Government Money Market Fund	12 Months Ended	60 Months Ended	102 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	4.56%	2.08%	1.63%
Performance Inception Date			Jun. 24, 2016